Capital assets (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

The Company’s capital assets consist of the following:

	December 31, 2012			December 31, 2011
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Depreciation	Value	Cost	Depreciation	Value
	$	$	$	$	$	$

Rolling stock	3,391,524	1,816,212	1,575,312	1,922,483	1,465,362	457,121
Machinery and equipment	418,143	338,594	79,549	296,233	265,578	30,655
Furniture, fixtures and leasehold improvements	81,516	54,929	26,587	74,992	45,880	29,112
Information technology	715,828	510,492	205,336	566,457	430,372	136,085
Construction in progress	14,683,612	-	14,683,612	2,881,336	-	2,881,336

	19,290,623	2,720,227	16,570,396	5,741,501	2,207,192	3,534,309